FCF SA-1
                        SUPPLEMENT DATED OCTOBER 1, 2001
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                         FRANKLIN CUSTODIAN FUNDS, INC.
                DYNATECH SERIES, GROWTH SERIES, INCOME SERIES,
            UTILITIES SERIES AND U.S. GOVERNMENT SECURITIES SERIES
                                 CLASS A, B & C
                             DATED FEBRUARY 1, 2001

The first paragraph under PERFORMANCE and the section AVERAGE ANNUAL TOTAL RETURN is replaced with the following:

 PERFORMANCE
------------------------------------------------------------------------------
 Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, average annual total return after taxes on distributions and sale of shares, and current yield quotations used by certain of the Funds are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance, before or after taxes, does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

 AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES.

 Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

 When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns before taxes for the indicated periods ended September 30, 2000, were:

 CLASS A                                   1 YEAR (%)  5 YEARS (%)  10 YEARS (%)
------------------------------------------------------------------------------
 DynaTech Series                            18.35        19.61       18.32
 Growth Series                               6.99        14.70       15.43
 Income Series                               9.78         8.45       12.29
 Utilities Series                           18.94         9.80       10.95
 U.S. Government Securities Series           2.42         5.37        6.89

                                                                      SINCE
                                                                     INCEPTION
 CLASS B                                               1 YEAR (%)  (1/01/99) (%)
------------------------------------------------------------------------------
 DynaTech Series                                          0.00       -2.54
 Growth Series                                            8.68        7.97
 Income Series                                           10.09        5.87
 Utilities Series                                        19.79        3.96
 U.S. Government Securities Series                        2.35        1.58


                                                         SINCE        INCEPTION
 CLASS C                                   1 YEAR (%)   INCEPTION (%)   DATE
------------------------------------------------------------------------------
 DynaTech Series                              22.40      22.37         9/16/96
 Growth Series                                10.59      16.65         5/01/95
 Income Series                                12.53       9.63         5/01/95
 Utilities Series                             21.38      11.65         5/01/95
 U.S. Government Securities Series             4.25       6.12         5/01/95



 THE FOLLOWING SEC FORMULA WAS USED TO CALCULATE THESE FIGURES:
      n
P(1+T) = ERV
 where:

 P     = a hypothetical initial payment of $1,000
 T     = average annual total return
 n     = number of years
 ERV   = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

 AVERAGE ANNUAL TOTAL RETURN  AFTER TAXES ON DISTRIBUTIONS.

 Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

 Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions).
 The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

 When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended September 30, 2000, were:

 CLASS A                                1 YEAR (%)   5 YEARS (%)    10 YEARS (%)
------------------------------------------------------------------------------
 Growth Series                            6.26         13.93          14.49

                                                                      SINCE
                                                                     INCEPTION
 CLASS B                                              1 YEAR (%)   (1/01/99) (%)
------------------------------------------------------------------------------
 Growth Series                                          8.04           7.60

                                                                       SINCE
                                                                     INCEPTION
 CLASS C                                 1 YEAR (%)   5 YEARS (%)  (5/01/95) (%)
------------------------------------------------------------------------------
 Growth Series                            10.12        14.37          16.09

 The following SEC formula was used to calculate these figures:
       n
 P(1+T)  = ATV
              D

 where:

 P      = a hypothetical initial payment of $1,000
 T      = average annual total return  (after taxes on distributions)
 n      = number of years
 ATV    = ending value of a hypothetical $1,000 payment made at the beginning
    D of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

 AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
 SHARES.

 Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon the sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

 Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

 The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

 When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended September 30, 2000, were:

 CLASS A                             1 YEAR (%)     5 YEARS (%)     10 YEARS (%)
------------------------------------------------------------------------------
 Growth Series                         4.33           11.89           12.88

                                                                     SINCE
                                                                    INCEPTION
 CLASS B                                            1 YEAR (%)     (1/01/99) (%)
--------------------------------------------------------------------------------
 Growth Series                                         5.36            6.25

                                                                       SINCE
                                                                     INCEPTION
 CLASS C                              1 YEAR (%)    5 YEARS (%)    (5/01/95) (%)
--------------------------------------------------------------------------------
 Growth Series                                         6.53    12.23   13.78

 The following SEC formula was used to calculate these figures:
       n
 P(1+T)  = ATV
              DR

 where:

 P    = a hypothetical initial payment of $1,000
 T    = average annual total return (after taxes on distributions and redemption)
 n    = number of years
ATV   = ending value of a hypothetical $1,000 payment made at the beginning of
   DR each period at the end of each period, after taxes on fund distributions and redemption

              Please keep this supplement for future reference.